STOCK OPTION RESERVE (Details 1) - shares shares in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	868,000
Granted
Expired or forfeited
Balance	868,000
Balance	868,000
Exercisable as at end	116,666
Exercisable as at end	116,666
P B I 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Balance		2,980
Granted
Expired or forfeited
Balance		2,980
Balance		2,980
Exercisable as at end		2,980
Exercisable as at end		2,980
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	1,924	2,599
Granted
Expired or forfeited
Balance	1,924	2,599
Balance	1,924	2,599
Exercisable as at end	1,764	1,723
Exercisable as at end	1,764	1,723